FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 9,271	$ 17,289	$ 17,289	$ 37,914	$ 968,371
Impact from accounting change					(475,302)
Total gains or losses (realized/unrealized) included in earnings	105	693	1,005	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(426)	281	1,635	1,183	5,706
Settlements	(3,353)	(5,240)	(10,658)	(22,107)	(67,954)
Balance at the end of the period	5,597	13,023	9,271	17,289	37,914
Retained Interests | Collateralized wholesale receivables
Changes in Level 3 fair-value category
Impact from accounting change					(394,037)
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period		15	15	(5,375)	(1,645)
Impact from accounting change					(24,316)
Total gains or losses (realized/unrealized) included in earnings		65	65	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income		(80)	(80)
Balance at the end of the period				$ 15	$ (5,375)